OMB APPROVAL

OMB Number: 3235-0582

Expires: January 31, 2015

Estimated average burden

hours per response…..7.2

United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7115

Federated Total Return Series, Inc.

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of reporting period: 7/1/2012 through 6/30/2013

Item 1. Proxy Voting Record.

Federated Total Return Series, Inc.

Federated Mortgage Fund

Federated Ultrashort Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

Federated Total Return Bond Fund:

Issuer Name	Meeting Date	Meeting Type	Ticker	Security ID	Symbol Type	Proposal Text	Proponent	Mgmt Reco	Vote Cast	For/ Against Mgt	Logical Ballot Status
Pitney Bowes International Holdings Inc	12/10/2012	Annual	PBOWO	724481866	CUSIP	Elect Mark Gentile	Mgmt	For	For	For	Voted
Pitney Bowes International Holdings Inc	12/10/2012	Annual	PBOWO	724481866	CUSIP	Elect H. Harrison Kephart, Jr.	Mgmt	For	For	For	Voted
Pitney Bowes International Holdings Inc	12/10/2012	Annual	PBOWO	724481866	CUSIP	Ratification of Auditor	Mgmt	For	For	For	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Total Return Series, Inc.

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 20, 2013